Quarterly Holdings Report
for
Fidelity® High Yield Factor ETF
May 31, 2021
HIE-QTLY-0721
1.9887639.102

Schedule of Investments May 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 98.1%
	Principal Amount	Value
COMMUNICATION SERVICES – 15.3%
Diversified Telecommunication Services – 2.6%
Acuris Finance U.S., Inc. / Acuris Finance Sarl 5.00% 5/1/28 (a)	$500,000	$500,000
Altice France SA 7.375% 5/1/26 (a)	443,000	460,684
CSC Holdings LLC:
4.50% 11/15/31 (a)	1,000,000	995,790
5.00% 11/15/31 (a)	1,000,000	992,010
Frontier Communications Holdings LLC 5.00% 5/1/28 (a)	407,000	417,175
Level 3 Financing, Inc. 5.25% 3/15/26	1,000,000	1,030,710
Lumen Technologies, Inc.:
4.00% 2/15/27 (a)	500,000	506,250
4.50% 1/15/29 (a)	740,000	715,950
5.625% 4/1/25	37,000	39,692
5.80% 3/15/22	36,000	37,123
6.875% 1/15/28	80,000	89,000
Telecom Italia Capital S.A. 7.721% 6/4/38	458,000	599,614
		6,383,998
Entertainment – 0.6%
Live Nation Entertainment, Inc. 4.875% 11/1/24 (a)	1,414,000	1,439,749
Playtika Holding Corp. 4.25% 3/15/29 (a)	130,000	128,050
		1,567,799
Interactive Media & Services – 2.1%
Cogent Communications Group, Inc. 3.50% 5/1/26 (a)	2,000,000	2,031,520
Match Group, Inc.:
4.125% 8/1/30 (a)	270,000	268,556
4.625% 6/1/28 (a)	1,309,000	1,341,725
TripAdvisor, Inc. 7.00% 7/15/25 (a)	1,450,000	1,560,562
		5,202,363
Media – 7.3%
Cable One, Inc. 4.00% 11/15/30 (a)	2,003,000	1,977,962
CCO Holdings LLC / CCO Holdings Capital Corp.:
4.50% 5/1/32	2,645,000	2,668,408
4.50% 6/1/33 (a)	1,000,000	997,790
5.50% 5/1/26 (a)	1,000,000	1,033,700
Cimpress PLC 7.00% 6/15/26 (a)	650,000	681,688
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/29 (a)(b)	300,000	299,220
Deluxe Corp. 8.00% 6/1/29 (a)(b)	400,000	416,200

	Principal Amount	Value

Diamond Sports Group LLC / Diamond Sports Finance Co.:
5.375% 8/15/26 (a)	$400,000	$295,996
12.75% 12/1/26 (a)	140,000	119,000
DISH DBS Corp.:
5.125% 6/1/29 (a)	1,500,000	1,488,150
5.875% 11/15/24	441,000	469,665
7.375% 7/1/28	1,106,000	1,184,803
Lamar Media Corp.:
3.625% 1/15/31 (a)	2,000,000	1,924,840
4.875% 1/15/29	128,000	134,720
Liberty Interactive LLC 8.25% 2/1/30	44,000	50,380
Nexstar Broadcasting, Inc. 4.75% 11/1/28 (a)	1,924,000	1,960,075
TEGNA, Inc. 4.625% 3/15/28	500,000	510,625
Univision Communications, Inc. 4.50% 5/1/29 (a)	315,000	318,786
Virgin Media Vendor Financing Notes IV DAC 5.00% 7/15/28 (a)	250,000	252,813
Windstream Escrow LLC / Windstream Escrow Finance Corp. 7.75% 8/15/28 (a)	251,000	256,494
Ziggo BV 5.50% 1/15/27 (a)	1,000,000	1,036,250
		18,077,565
Wireless Telecommunication Services – 2.7%
Altice France S.A. 5.125% 7/15/29 (a)	1,340,000	1,328,556
Sprint Corp.:
7.125% 6/15/24	466,000	537,065
7.875% 9/15/23	770,000	872,495
T-Mobile USA, Inc. 2.625% 4/15/26	4,000,000	4,071,160
Vodafone Group PLC 7.00% 4/4/79 (c)	54,000	64,977
		6,874,253
TOTAL COMMUNICATION SERVICES		38,105,978
CONSUMER DISCRETIONARY – 14.3%
Auto Components – 0.0%
Tenneco, Inc. 5.125% 4/15/29 (a)	80,000	80,000
The Goodyear Tire & Rubber Co. 9.50% 5/31/25	57,000	63,912
		143,912
Automobiles – 1.2%
Ford Motor Co.:
6.375% 2/1/29	180,000	205,200
8.50% 4/21/23	444,000	495,615

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Automobiles – continued
9.625% 4/22/30	$933,000	$1,299,035
Ford Motor Credit Co. LLC:
2.90% 2/16/28	170,000	165,537
2.979% 8/3/22	150,000	152,205
3.664% 9/8/24	164,000	171,036
4.25% 9/20/22	267,000	275,517
Winnebago Industries, Inc. 6.25% 7/15/28 (a)	128,000	138,880
		2,903,025
Diversified Consumer Services – 1.1%
Adtalem Global Education, Inc. 5.50% 3/1/28 (a)	1,500,000	1,498,410
Bidfair Holdings, Inc. 5.875% 6/1/29 (a)	500,000	502,650
Carriage Services, Inc. 4.25% 5/15/29 (a)	800,000	799,000
		2,800,060
Hotels, Restaurants & Leisure – 6.3%
1011778 BC ULC / New Red Finance, Inc. 4.00% 10/15/30 (a)	545,000	527,969
Affinity Gaming 6.875% 12/15/27 (a)	60,000	63,731
Aramark Services, Inc. 6.375% 5/1/25 (a)	61,000	64,813
Bally's Corp. 6.75% 6/1/27 (a)	650,000	691,230
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (a)	95,000	97,375
Boyd Gaming Corp. 4.75% 6/15/31 (a)(b)	260,000	262,678
Caesars Entertainment, Inc. 6.25% 7/1/25 (a)	869,000	915,856
Carnival Corp.:
5.75% 3/1/27 (a)	1,000,000	1,062,500
7.625% 3/1/26 (a)	250,000	273,750
9.875% 8/1/27 (a)	270,000	316,632
Churchill Downs, Inc. 4.75% 1/15/28 (a)	2,437,000	2,507,112
Cinemark USA, Inc. 5.875% 3/15/26 (a)	300,000	310,875
Full House Resorts, Inc. 8.25% 2/15/28 (a)	300,000	325,500
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 5.00% 6/1/29 (a)(b)	500,000	505,000
International Game Technology PLC 4.125% 4/15/26 (a)	700,000	722,750

	Principal Amount	Value

Marriott Ownership Resorts, Inc. / ILG LLC 6.50% 9/15/26	$110,000	$114,621
MGM Resorts International 6.75% 5/1/25	351,000	376,286
NCL Corp. Ltd. 10.25% 2/1/26 (a)	276,000	322,230
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In 8.50% 11/15/27 (a)	75,000	80,213
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	259,000	267,498
9.125% 6/15/23 (a)	222,000	245,576
11.50% 6/1/25 (a)	1,413,000	1,635,547
SeaWorld Parks & Entertainment, Inc. 9.50% 8/1/25 (a)	128,000	138,185
TKC Holdings, Inc. 6.875% 5/15/28 (a)	300,000	303,738
Travel + Leisure Co.:
3.90% 3/1/23	65,000	67,031
6.60% 10/1/25	114,000	128,393
Vail Resorts, Inc. 6.25% 5/15/25 (a)	1,540,000	1,636,250
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (a)	70,000	70,700
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (a)	433,000	442,743
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50% 3/1/25 (a)	75,000	79,969
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (a)	34,000	36,551
Yum! Brands, Inc.:
3.625% 3/15/31	140,000	138,250
4.75% 1/15/30 (a)	100,000	106,952
7.75% 4/1/25 (a)	772,000	839,550
		15,678,054
Household Durables – 0.2%
Tempur Sealy International, Inc. 4.00% 4/15/29 (a)	270,000	270,543
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (a)	165,000	171,880
		442,423
Leisure Products – 0.2%
Mattel, Inc. 3.375% 4/1/26 (a)	500,000	518,250
Specialty Retail – 4.6%
Asbury Automotive Group, Inc. 4.75% 3/1/30	1,414,000	1,477,630
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Burlington Coat Factory Warehouse Corp. 6.25% 4/15/25 (a)	$35,000	$37,720
Carvana Co.:
5.50% 4/15/27 (a)	3,000,000	3,094,950
5.625% 10/1/25 (a)	650,000	669,500
5.875% 10/1/28 (a)	690,000	723,637
Foundation Building Materials, Inc. 6.00% 3/1/29 (a)	70,000	68,628
L Brands, Inc. 7.50% 6/15/29	1,503,000	1,728,450
Lithia Motors, Inc. 3.875% 6/1/29 (a)	2,000,000	2,054,720
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2/15/26 (a)	300,000	305,412
Macy's Retail Holdings LLC 3.625% 6/1/24	114,000	116,699
Magic Mergeco, Inc. 5.25% 5/1/28 (a)	240,000	243,000
Murphy Oil USA, Inc.:
3.75% 2/15/31 (a)	45,000	43,744
4.75% 9/15/29	40,000	41,750
Park River Holdings, Inc. 6.75% 8/1/29 (a)(b)	300,000	299,835
PetSmart, Inc. / PetSmart Finance Corp. 4.75% 2/15/28 (a)	145,000	150,162
QVC, Inc. 4.85% 4/1/24	225,000	244,125
Specialty Building Products Holdings LLC / SBP Finance Corp. 6.375% 9/30/26 (a)	85,000	88,400
		11,388,362
Textiles, Apparel & Luxury Goods – 0.7%
Crocs, Inc. 4.25% 3/15/29 (a)	150,000	151,642
The William Carter Co. 5.50% 5/15/25 (a)	1,437,000	1,514,239
		1,665,881
TOTAL CONSUMER DISCRETIONARY		35,539,967
CONSUMER STAPLES – 2.0%
Food Products – 0.4%
C&S Group Enterprises LLC 5.00% 12/15/28 (a)	100,000	95,470
Kraft Heinz Foods Co. 4.25% 3/1/31	38,000	42,254
Post Holdings, Inc. 4.50% 9/15/31 (a)	505,000	499,319

	Principal Amount	Value

US Foods, Inc. 4.75% 2/15/29 (a)	$240,000	$239,400
		876,443
Household Products – 0.0%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5.00% 12/31/26 (a)	35,000	35,569
Spectrum Brands, Inc. 3.875% 3/15/31 (a)	50,000	48,624
		84,193
Personal Products – 0.7%
Edgewell Personal Care Co. 5.50% 6/1/28 (a)	160,000	170,000
HLF Financing Sarl LLC / Herbalife International, Inc. 4.875% 6/1/29 (a)	1,500,000	1,501,350
Prestige Brands, Inc. 3.75% 4/1/31 (a)	95,000	91,200
		1,762,550
Tobacco – 0.9%
Turning Point Brands, Inc. 5.625% 2/15/26 (a)	2,000,000	2,062,760
Vector Group Ltd. 5.75% 2/1/29 (a)	260,000	262,600
		2,325,360
TOTAL CONSUMER STAPLES		5,048,546
ENERGY – 14.1%
Energy Equipment & Services – 0.9%
Bristow Group, Inc. 6.875% 3/1/28 (a)	300,000	307,500
CGG S.A. 8.75% 4/1/27 (a)	300,000	300,000
DCP Midstream Operating LP 5.375% 7/15/25	425,000	465,545
Oceaneering International, Inc. 4.65% 11/15/24	260,000	260,650
Patterson-UTI Energy, Inc. 5.15% 11/15/29	150,000	153,979
TechnipFMC PLC 6.50% 2/1/26 (a)	600,000	645,982
Tervita Corp. 11.00% 12/1/25 (a)	18,000	20,205
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 4/1/26	49,000	51,448
		2,205,309
Oil, Gas & Consumable Fuels – 13.2%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (a)	85,000	91,056

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Aker BP ASA 4.75% 6/15/24 (a)	$500,000	$512,256
Antero Midstream Partners LP / Antero Midstream Finance Corp.:
5.375% 9/15/24	650,000	667,420
5.375% 6/15/29 (a)(b)	500,000	506,227
Antero Resources Corp.:
5.375% 3/1/30 (a)(b)	300,000	301,144
8.375% 7/15/26 (a)	400,000	450,758
Apache Corp.:
4.375% 10/15/28	50,000	51,292
4.875% 11/15/27	1,645,000	1,727,250
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 8.25% 12/31/28 (a)	300,000	326,250
Baytex Energy Corp. 8.75% 4/1/27 (a)	130,000	126,139
Buckeye Partners LP:
3.95% 12/1/26	156,000	158,340
4.125% 3/1/25 (a)	100,000	103,125
4.50% 3/1/28 (a)	230,000	230,000
5.85% 11/15/43	100,000	97,000
California Resources Corp. 7.125% 2/1/26 (a)	290,000	300,150
Chesapeake Energy Corp. 5.875% 2/1/29 (a)	180,000	194,078
CITGO Petroleum Corp.:
6.375% 6/15/26 (a)	215,000	220,375
7.00% 6/15/25 (a)	374,000	388,960
CNX Resources Corp. 6.00% 1/15/29 (a)	70,000	74,725
Colgate Energy Partners III LLC 7.75% 2/15/26 (a)	300,000	306,165
Comstock Resources, Inc. 6.75% 3/1/29 (a)	315,000	329,238
Coronado Finance Pty Ltd. 10.75% 5/15/26 (a)	200,000	203,250
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 6/15/31 (a)	500,000	505,000
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.00% 2/1/29 (a)	275,000	284,625
DCP Midstream LP 7.375% (c)(d)	143,000	136,923
Delek Logistics Partners LP / Delek Logistics Finance Corp. 7.125% 6/1/28 (a)	165,000	170,362
DT Midstream, Inc. 4.125% 6/15/29 (a)(b)	800,000	802,864

	Principal Amount	Value

Encino Acquisition Partners Holdings LLC 8.50% 5/1/28 (a)	$300,000	$300,577
Energy Ventures Gom LLC / EnVen Finance Corp. 11.75% 4/15/26 (a)	200,000	205,940
EnLink Midstream LLC:
5.375% 6/1/29	172,000	173,290
5.625% 1/15/28 (a)	70,000	72,867
EnLink Midstream Partners LP 5.45% 6/1/47	315,000	276,286
Enviva Partners LP / Enviva Partners Finance Corp. 6.50% 1/15/26 (a)	222,000	232,656
EQM Midstream Partners LP:
4.50% 1/15/29 (a)	400,000	400,000
4.75% 1/15/31 (a)	400,000	402,500
6.50% 7/15/48	25,000	26,543
EQT Corp. 8.50% 2/1/30	171,000	222,300
Ferrellgas LP / Ferrellgas Finance Corp. 5.375% 4/1/26 (a)	500,000	487,500
Genesis Energy LP / Genesis Energy Finance Corp. 8.00% 1/15/27	610,000	626,775
Hess Midstream Operations LP 5.125% 6/15/28 (a)	146,000	153,183
Hilcorp Energy I LP / Hilcorp Finance Co. 6.00% 2/1/31 (a)	410,000	424,252
Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2/1/28 (a)	65,000	66,625
Independence Energy Finance LLC 7.25% 5/1/26 (a)	500,000	506,550
MEG Energy Corp. 5.875% 2/1/29 (a)	330,000	343,200
Murphy Oil Corp.:
5.75% 8/15/25	480,000	493,018
5.875% 12/1/27	110,000	113,509
6.375% 7/15/28	300,000	315,000
New Fortress Energy, Inc.:
6.50% 9/30/26 (a)	600,000	603,750
6.75% 9/15/25 (a)	1,308,000	1,327,489
NGL Energy Operating LLC / NGL Energy Finance Corp. 7.50% 2/1/26 (a)	300,000	312,178
Northern Oil and Gas, Inc. 8.125% 3/1/28 (a)	160,000	167,616
NuStar Logistics LP 6.375% 10/1/30	225,000	246,375
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 4/1/29 (a)	$400,000	$424,000
Oasis Petroleum, Inc. 6.375% 6/1/26 (a)(b)	300,000	304,875
Occidental Petroleum Corp.:
6.125% 1/1/31	1,250,000	1,386,437
6.625% 9/1/30	2,001,000	2,292,986
7.50% 5/1/31	241,000	286,648
8.50% 7/15/27	1,161,000	1,409,791
Parkland Corp. 4.50% 10/1/29 (a)	1,000,000	1,015,000
Parkland Fuel Corp. 5.875% 7/15/27 (a)	512,000	545,787
PBF Holding Co. LLC / PBF Finance Corp.:
6.00% 2/15/28	315,000	232,312
9.25% 5/15/25 (a)	170,000	174,250
PBF Logistics LP / PBF Logistics Finance Corp. 6.875% 5/15/23	872,000	868,730
PDC Energy, Inc. 6.125% 9/15/24	866,000	885,485
Range Resources Corp.:
5.00% 3/15/23	211,000	217,066
8.25% 1/15/29 (a)	400,000	446,000
Renewable Energy Group, Inc. 5.875% 6/1/28 (a)	105,000	109,232
Rockies Express Pipeline LLC 4.80% 5/15/30 (a)	45,000	44,888
Solaris Midstream Holdings LLC 7.625% 4/1/26 (a)	260,000	272,025
Southwestern Energy Co. 7.75% 10/1/27	300,000	325,710
Sunoco LP / Sunoco Finance Corp. 4.50% 5/15/29 (a)	301,000	299,056
Superior Plus LP / Superior General Partner, Inc. 4.50% 3/15/29 (a)	145,000	147,474
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6.00% 12/31/30 (a)	480,000	489,600
Talos Production, Inc. 12.00% 1/15/26 (a)	400,000	408,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp.:
4.00% 1/15/32 (a)	420,000	416,468
5.00% 1/15/28	61,000	63,744
Teine Energy Ltd. 6.875% 4/15/29 (a)	300,000	303,750

	Principal Amount	Value

Vine Energy Holdings LLC 6.75% 4/15/29 (a)	$300,000	$303,750
Warrior Met Coal, Inc. 8.00% 11/1/24 (a)	1,183,000	1,206,660
WPX Energy, Inc. 4.50% 1/15/30	133,000	143,458
		32,788,133
TOTAL ENERGY		34,993,442
FINANCIALS – 8.9%
Capital Markets – 2.1%
ION Trading Technologies Sarl 5.75% 5/15/28 (a)	500,000	507,050
LPL Holdings, Inc.:
4.00% 3/15/29 (a)	3,000,000	2,981,250
4.375% 5/15/31 (a)	1,800,000	1,798,884
		5,287,184
Consumer Finance – 3.5%
Credit Acceptance Corp. 6.625% 3/15/26	371,000	392,217
Enova International, Inc. 8.50% 9/15/25 (a)	50,000	51,875
FirstCash, Inc. 4.625% 9/1/28 (a)	350,000	362,250
Ford Motor Credit Co. LLC:
3.087% 1/9/23	550,000	560,313
3.35% 11/1/22	1,197,000	1,223,932
3.55% 10/7/22	131,000	134,275
4.14% 2/15/23	120,000	124,668
5.125% 6/16/25	190,000	207,931
goeasy Ltd.:
4.375% 5/1/26 (a)	2,000,000	2,025,000
5.375% 12/1/24 (a)	582,000	601,642
LD Holdings Group LLC 6.125% 4/1/28 (a)	100,000	98,750
Navient Corp.:
4.875% 3/15/28	500,000	495,000
6.125% 3/25/24	165,000	176,550
OneMain Finance Corp. 4.00% 9/15/30	540,000	522,558
PennyMac Financial Services, Inc. 5.375% 10/15/25 (a)	30,000	31,500
PRA Group, Inc. 7.375% 9/1/25 (a)	1,161,000	1,253,764
XHR LP 4.875% 6/1/29 (a)	500,000	508,150
		8,770,375
Diversified Financial Services – 2.4%
Burford Capital Global Finance LLC 6.25% 4/15/28 (a)	1,000,000	1,045,000
Deutsche Bank AG:
3.729% 1/14/32 (c)	100,000	100,170

Quarterly Report	6

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
4.296% 5/24/28 (c)	$173,000	$179,841
4.875% 12/1/32 (c)	134,000	144,878
Global Aircraft Leasing Co. Ltd. 6.50% 9/15/24 (a)	95,335	95,335
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
4.375% 2/1/29 (a)	100,000	98,125
4.75% 9/15/24	1,012,000	1,054,656
5.25% 5/15/27 (a)	310,000	317,750
6.25% 5/15/26	632,000	668,100
NFP Corp. 4.875% 8/15/28 (a)(b)	500,000	501,250
StoneX Group, Inc. 8.625% 6/15/25 (a)	1,351,000	1,445,570
UniCredit SpA 7.296% 4/2/34 (a)(c)	228,000	272,168
		5,922,843
Thrifts & Mortgage Finance – 0.9%
MGIC Investment Corp. 5.25% 8/15/28	300,000	317,340
NMI Holdings, Inc. 7.375% 6/1/25 (a)	1,437,000	1,645,365
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 4.75% 4/15/28 (a)	200,000	198,202
		2,160,907
TOTAL FINANCIALS		22,141,309
HEALTH CARE – 6.8%
Biotechnology – 0.0%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (a)	70,000	68,789
Health Care Providers & Services – 4.5%
Akumin, Inc. 7.00% 11/1/25 (a)	1,000,000	1,032,500
AMN Healthcare, Inc. 4.00% 4/15/29 (a)	1,315,000	1,315,000
CHS / Community Health Systems, Inc.:
4.75% 2/15/31 (a)	225,000	220,615
6.00% 1/15/29 (a)	110,000	115,100
6.125% 4/1/30 (a)	300,000	298,725
6.875% 4/15/29 (a)	220,000	224,567
DaVita, Inc. 3.75% 2/15/31 (a)	819,000	785,216
Encompass Health Corp. 4.75% 2/1/30	300,000	314,625
HCA, Inc. 5.875% 2/15/26	239,000	273,057
ModivCare, Inc 5.875% 11/15/25 (a)	935,000	986,780

	Principal Amount	Value

Molina Healthcare, Inc.:
4.375% 6/15/28 (a)	$3,079,000	$3,175,219
5.375% 11/15/22	44,000	45,990
Tenet Healthcare Corp.:
4.25% 6/1/29 (a)(b)	500,000	499,815
4.875% 1/1/26 (a)	204,000	210,630
6.125% 10/1/28 (a)	1,660,000	1,737,273
		11,235,112
Life Sciences Tools & Services – 0.1%
IQVIA, Inc. 5.00% 5/15/27 (a)	200,000	209,420
Pharmaceuticals – 2.2%
Bausch Health Cos., Inc.:
4.875% 6/1/28 (a)(b)	335,000	337,715
5.00% 1/30/28 to 2/15/29 (a)	770,000	709,275
5.25% 2/15/31 (a)	1,100,000	1,006,500
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (a)	160,000	159,400
4.00% 3/15/31 (a)	205,000	207,819
Jazz Securities DAC 4.375% 1/15/29 (a)	215,000	221,123
Organon Finance 1 LLC 4.125% 4/30/28 (a)	490,000	494,900
Par Pharmaceutical, Inc. 7.50% 4/1/27 (a)	175,000	178,500
Syneos Health, Inc. 3.625% 1/15/29 (a)	2,175,000	2,123,344
		5,438,576
TOTAL HEALTH CARE		16,951,897
INDUSTRIALS – 16.6%
Aerospace & Defense – 4.2%
Arconic, Inc. 5.125% 10/1/24	540,000	590,652
BWX Technologies, Inc. 4.125% 4/15/29 (a)	3,000,000	3,015,000
Howmet Aerospace, Inc.:
6.75% 1/15/28	98,000	116,987
6.875% 5/1/25	325,000	376,269
Spirit AeroSystems, Inc. 5.50% 1/15/25 (a)	39,000	41,096
TransDigm, Inc.:
4.625% 1/15/29 (a)	60,000	59,250
4.875% 5/1/29 (a)	2,000,000	1,975,840
5.50% 11/15/27	70,000	72,450
6.25% 3/15/26 (a)	3,682,000	3,881,123
8.00% 12/15/25 (a)	315,000	340,707
		10,469,374
7	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Air Freight & Logistics – 1.1%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (a)	$1,000,000	$1,023,750
Century Aluminum Co. 7.50% 4/1/28 (a)	1,500,000	1,590,908
XPO Logistics, Inc. 6.75% 8/15/24 (a)	200,000	209,060
		2,823,718
Airlines – 1.1%
American Airlines, Inc. 11.75% 7/15/25 (a)	539,000	676,946
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.50% 4/20/26 (a)	600,000	631,500
Delta Air Lines, Inc. 7.375% 1/15/26	643,000	757,102
United Airlines Holdings, Inc. 4.875% 1/15/25	25,000	25,625
United Airlines, Inc. 4.375% 4/15/26 (a)	500,000	518,125
		2,609,298
Building Products – 0.2%
PGT Innovations, Inc. 6.75% 8/1/26 (a)	540,000	570,375
Commercial Services & Supplies – 2.6%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.00% 6/1/29 (a)	115,000	116,624
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.75% 7/15/27 (a)	276,000	289,110
Celestial-Saturn Merger Sub, Inc. 4.50% 5/1/28 (a)	500,000	493,220
CoreCivic, Inc. 8.25% 4/15/26	200,000	195,120
CPI CG, Inc. 8.625% 3/15/26 (a)	400,000	418,000
Garda World Security Corp. 6.00% 6/1/29 (a)(b)	300,000	297,357
GFL Environmental, Inc. 3.75% 8/1/25 (a)	2,893,000	2,961,709
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc. 5.00% 2/1/26 (a)	100,000	103,500
Nielsen Finance LLC / Nielsen Finance Co. 4.50% 7/15/29 (a)	280,000	280,406
Pitney Bowes, Inc. 6.875% 3/15/27 (a)	200,000	207,968
Rent-A-Center, Inc. 6.375% 2/15/29 (a)	55,000	58,850

	Principal Amount	Value

Ritchie Bros Auctioneers, Inc. 5.375% 1/15/25 (a)	$153,000	$157,620
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (a)	510,000	532,695
The ADT Security Corp. 3.50% 7/15/22	264,000	268,583
		6,380,762
Construction & Engineering – 2.0%
Arcosa, Inc. 4.375% 4/15/29 (a)	140,000	140,784
Dycom Industries, Inc. 4.50% 4/15/29 (a)	1,000,000	995,000
Global Infrastructure Solutions, Inc. 5.625% 6/1/29 (a)(b)	500,000	512,500
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (a)	150,000	152,812
MasTec, Inc. 4.50% 8/15/28 (a)	110,000	114,813
PowerTeam Services LLC 9.033% 12/4/25 (a)	105,000	115,762
TopBuild Corp. 3.625% 3/15/29 (a)	3,000,000	2,955,000
		4,986,671
Electrical Equipment – 0.6%
EnerSys 4.375% 12/15/27 (a)	1,437,000	1,486,361
Machinery – 1.5%
ATS Automation Tooling Systems, Inc. 4.125% 12/15/28 (a)	140,000	140,567
Meritor, Inc. 6.25% 6/1/25 (a)	391,000	414,949
Mueller Water Products, Inc. 4.00% 6/15/29 (a)	280,000	285,600
RBS Global, Inc. / Rexnord LLC 4.875% 12/15/25 (a)	281,000	287,674
Terex Corp. 5.00% 5/15/29 (a)	500,000	520,000
Titan International, Inc. 7.00% 4/30/28 (a)	500,000	521,100
TriMas Corp. 4.125% 4/15/29 (a)	180,000	180,450
United Rentals North America, Inc.:
4.875% 1/15/28	1,000,000	1,056,300
5.875% 9/15/26	222,000	231,168
		3,637,808
Marine – 0.1%
Danaos Corp. 8.50% 3/1/28 (a)	300,000	322,875
Professional Services – 1.4%
ASGN, Inc. 4.625% 5/15/28 (a)	270,000	280,800

Quarterly Report	8

Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Professional Services – continued
TriNet Group, Inc. 3.50% 3/1/29 (a)	$3,325,000	$3,233,563
		3,514,363
Road & Rail – 0.7%
Uber Technologies, Inc.:
6.25% 1/15/28 (a)	131,000	141,316
7.50% 5/15/25 (a)	1,457,000	1,572,832
		1,714,148
Trading Companies & Distributors – 1.1%
BCPE Empire Holdings, Inc. 7.625% 5/1/27 (a)	300,000	304,644
Fortress Transportation and Infrastructure Investors LLC:
6.50% 10/1/25 (a)	1,500,000	1,556,250
9.75% 8/1/27 (a)	709,000	818,009
H&E Equipment Services Co. 3.875% 12/15/28 (a)	24,000	23,212
		2,702,115
TOTAL INDUSTRIALS		41,217,868
INFORMATION TECHNOLOGY – 4.6%
Electronic Equipment, Instruments & Components – 0.4%
Atkore, Inc. 4.25% 6/1/31 (a)	1,000,000	991,700
IT Services – 0.9%
Arches Buyer, Inc. 4.25% 6/1/28 (a)	95,000	93,338
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	363,000	363,242
Gartner, Inc. 4.50% 7/1/28 (a)	516,000	543,090
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.50% 3/1/29 (a)	180,000	173,480
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. 6.00% 2/15/28 (a)	35,000	34,635
Unisys Corp. 6.875% 11/1/27 (a)	885,000	965,756
		2,173,541
Semiconductors & Semiconductor Equipment – 0.6%
Microchip Technology, Inc. 4.25% 9/1/25 (a)	1,437,000	1,509,550
Synaptics, Inc. 4.00% 6/15/29 (a)	120,000	119,065
		1,628,615
Software – 2.3%
Fair Isaac Corp. 4.00% 6/15/28 (a)	3,018,000	3,066,560

	Principal Amount	Value

J2 Global, Inc. 4.625% 10/15/30 (a)	$845,000	$864,012
Open Text Corp. 3.875% 2/15/28 (a)	256,000	255,931
PTC, Inc.:
3.625% 2/15/25 (a)	325,000	334,344
4.00% 2/15/28 (a)	55,000	56,230
Rackspace Technology Global, Inc. 3.50% 2/15/28 (a)	500,000	481,520
Veritas U.S., Inc. / Veritas Bermuda Ltd. 7.50% 9/1/25 (a)	630,000	652,050
		5,710,647
Technology Hardware, Storage & Peripherals – 0.4%
EMC Corp. 3.375% 6/1/23	50,000	51,565
NCR Corp.:
5.125% 4/15/29 (a)	500,000	512,950
8.125% 4/15/25 (a)	117,000	127,530
Seagate HDD Cayman 3.125% 7/15/29 (a)	351,000	334,327
		1,026,372
TOTAL INFORMATION TECHNOLOGY		11,530,875
MATERIALS – 11.0%
Chemicals – 4.1%
GPD Cos., Inc. 10.125% 4/1/26 (a)	200,000	218,500
HB Fuller Co. 4.00% 2/15/27	274,000	282,905
INEOS Quattro Finance 2 PLC 3.375% 1/15/26 (a)	500,000	499,354
Methanex Corp. 5.65% 12/1/44	134,000	135,829
Minerals Technologies, Inc. 5.00% 7/1/28 (a)	260,000	270,400
NOVA Chemicals Corp. 4.25% 5/15/29 (a)	295,000	295,755
Olin Corp.:
5.125% 9/15/27	89,000	92,927
5.625% 8/1/29	152,000	165,336
SBA Communications Corp. 3.875% 2/15/27	4,349,000	4,446,852
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (a)	500,000	496,250
The Scotts Miracle-Gro Co.:
4.00% 4/1/31 (a)	3,000,000	2,961,840
4.50% 10/15/29	135,000	140,576
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.125% 4/1/29 (a)	300,000	307,140
		10,313,664
9	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – continued
Construction Materials – 1.4%
Forterra Finance LLC / FRTA Finance Corp. 6.50% 7/15/25 (a)	$709,000	$763,947
Patrick Industries, Inc. 4.75% 5/1/29 (a)	2,500,000	2,494,000
Victors Merger Corp. 6.375% 5/15/29 (a)	300,000	298,073
		3,556,020
Containers & Packaging – 0.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.00% 2/15/25 (a)	1,000,000	1,030,200
Intertape Polymer Group, Inc.:
4.375% 6/15/29 (a)(b)	155,000	156,550
7.00% 10/15/26 (a)	642,000	679,043
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	151,000	160,815
		2,026,608
Metals & Mining – 4.2%
Cleveland-Cliffs, Inc. 5.875% 6/1/27	596,000	624,298
Coeur Mining, Inc. 5.125% 2/15/29 (a)	100,000	98,250
Compass Minerals International, Inc. 6.75% 12/1/27 (a)	576,000	617,760
First Quantum Minerals Ltd. 6.875% 10/15/27 (a)	500,000	545,625
FMG Resources August 2006 Pty Ltd. 5.125% 5/15/24 (a)	211,000	230,100
Freeport-McMoRan, Inc.:
3.55% 3/1/22	77,000	77,722
4.125% 3/1/28	333,000	347,569
5.00% 9/1/27	1,130,000	1,192,150
5.25% 9/1/29	366,000	406,864
Hudbay Minerals, Inc. 4.50% 4/1/26 (a)	110,000	108,900
Kaiser Aluminum Corp.:
4.50% 6/1/31 (a)	2,000,000	2,033,200
4.625% 3/1/28 (a)	510,000	521,016
Mineral Resources Ltd. 8.125% 5/1/27 (a)	883,000	967,716
New Gold, Inc. 7.50% 7/15/27 (a)	1,104,000	1,203,360
Perenti Finance Pty Ltd. 6.50% 10/7/25 (a)	800,000	839,722
Tacora Resources, Inc. 8.25% 5/15/26 (a)	300,000	311,250
United States Steel Corp.:
6.25% 3/15/26	130,000	132,763

	Principal Amount	Value

6.875% 8/15/25	$75,000	$76,781
		10,335,046
Paper & Forest Products – 0.5%
Boise Cascade Co. 4.875% 7/1/30 (a)	100,000	105,750
Louisiana Pacific Corp. 3.625% 3/15/29 (a)	500,000	500,000
Resolute Forest Products, Inc. 4.875% 3/1/26 (a)	600,000	615,000
		1,220,750
TOTAL MATERIALS		27,452,088
REAL ESTATE – 3.6%
Equity Real Estate Investment Trusts (REITs) – 1.8%
EPR Properties 4.75% 12/15/26	196,000	206,425
HAT Holdings I LLC / HAT Holdings II LLC 6.00% 4/15/25 (a)	1,240,000	1,308,200
Iron Mountain, Inc.:
4.50% 2/15/31 (a)	270,000	268,313
5.00% 7/15/28 (a)	238,000	245,640
iStar, Inc. 4.25% 8/1/25	365,000	369,792
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2/15/29 (a)	700,000	696,500
Service Properties Trust:
4.35% 10/1/24	500,000	491,122
4.65% 3/15/24	275,000	271,563
4.95% 2/15/27	230,000	220,225
5.25% 2/15/26	240,000	234,600
The GEO Group, Inc. 6.00% 4/15/26	152,000	91,377
		4,403,757
Real Estate Management & Development – 1.8%
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. LLC 5.00% 6/15/29 (a)	500,000	501,250
Forestar Group, Inc. 3.85% 5/15/26 (a)	3,000,000	3,018,750
The Howard Hughes Corp. 4.125% 2/1/29 (a)	1,000,000	993,630
		4,513,630
TOTAL REAL ESTATE		8,917,387
UTILITIES – 0.9%
Electric Utilities – 0.4%
FirstEnergy Corp. 1.60% 1/15/26	280,000	271,600
TransAlta Corp. 4.50% 11/15/22	206,000	213,911

Quarterly Report	10

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Electric Utilities – continued
Vistra Operations Co. LLC:
4.375% 5/1/29 (a)	$395,000	$397,062
5.00% 7/31/27 (a)	200,000	204,250
		1,086,823
Multi-Utilities – 0.5%
Calpine Corp. 3.75% 3/1/31 (a)	961,000	903,282
FirstEnergy Transmission LLC 4.35% 1/15/25 (a)	170,000	184,966
Talen Energy Supply LLC 6.50% 6/1/25	200,000	168,500
		1,256,748
TOTAL UTILITIES		2,343,571
TOTAL NONCONVERTIBLE BONDS (Cost $240,836,797)		244,242,928

Money Market Fund – 4.1%
	Shares
Fidelity Cash Central Fund, 0.03% (e) (Cost $10,091,418)	10,089,400	10,091,418
TOTAL INVESTMENT IN SECURITIES – 102.2% (Cost $250,928,215)		254,334,346
NET OTHER ASSETS (LIABILITIES) – (2.2%)		(5,474,718)
NET ASSETS – 100.0%		$248,859,628

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $188,596,528 or 75.8% of net assets.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security is perpetual in nature with no stated maturity date.
(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$9,074
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
11	Quarterly Report

Schedule of Investments (Unaudited)–continued
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	12

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
13	Quarterly Report

Quarterly Report	14